Investment Strategy	Aug. 21, 2026
XFUNDS(TM) Large Cap Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in a portfolio of U.S. large-cap equity securities and exchange-traded funds (“ETFs”) that provide exposure to U.S. large-cap equities (the “Equity Portfolio”), together with options strategies designed to generate income and manage risk (the “Options Portfolio”). The Fund will also hold cash or U.S. Treasuries as collateral to support the Fund’s derivatives transactions.

Equity Portfolio

Under normal market conditions, the Fund will invest primarily in equity securities of U.S. large-cap companies or ETFs that track U.S. large-cap equity indices. Large-cap companies are generally regarded as those with a market capitalization of $10 billion or more and are often household names or industry leaders considered to be stable enterprises, often providing reliable dividends and exhibiting lower stock price volatility. In selecting the equity securities and ETFs in which the Fund invests, Nicholas Wealth, LLC (the “Sub-Adviser” or “Nicholas Wealth”) will typically focus on securities that exhibit sufficient liquidity to support the Fund’s options strategies.

Options Portfolio

In addition to its equity investments, the Fund will implement options strategies focused on generating net option premiums (i.e., option premiums received, less option premiums paid). These premiums are an important driver of the Fund’s cash distributions. On a recurring basis, the Adviser may use one or more options strategies to seek to generate net premiums, with the level of premiums influenced by market conditions such as volatility.

The options strategies most frequently used by the Fund include put spreads and/or call spreads on individual securities or ETFs held by the Fund in the Equity Portfolio or that provide similar exposure. These options may be standard listed options or FLEX options traded on a U.S. exchange. In addition to spreads, the Fund may utilize stand-alone (also known as single-leg) options, including short call options (i.e., selling a call on an underlying security not owned) or cash-secured puts (i.e., selling a put while holding cash sufficient to buy the underlying security at the strike price).

A put spread generally involves the purchase and sale of put options with different strike prices but the same expiration date, while a call spread involves the purchase and sale of call options with different strike prices but the same expiration date.

The Fund’s options strategies are designed to seek regular generation of option premiums, which form the basis for the Fund’s cash distributions. However, there is no guarantee that the Fund will achieve or maintain any specific level of premiums or distributions.

Distributions paid by the Fund may include amounts classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than income or profits generated by the Fund. To the extent that distributions exceed the Fund’s total returns, such payments will reduce the Fund’s net asset value (“NAV”). Over time, a declining NAV will reduce the dollar amount of future distributions. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund’s use of options may vary based on market conditions, including volatility, interest rates, and the Adviser’s assessment of risk and return opportunities.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s investments in options contracts.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) U.S. large-cap equity securities and ETFs that track U.S. large-cap equity indices and (2) options on such securities. For purposes of the foregoing, the Fund defines large-cap equity securities as securities of companies having a market capitalization exceeding $10 billion.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s strategy is expected to have a high annual portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) U.S. large-cap equity securities and ETFs that track U.S. large-cap equity indices and (2) options on such securities.
XFUNDS(TM) Growth Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in a portfolio of U.S. equity securities of companies that have growth characteristics and/or exchange-traded funds (“ETFs”) that provide exposure to U.S. equity securities of growth companies (the “Equity Portfolio”), together with options strategies designed to generate income and manage risk (the “Options Portfolio”). The Fund will also hold cash or U.S. Treasuries as collateral to support the Fund’s derivatives transactions. The Fund expects to primarily invest in or gain exposure to equity securities of large-capitalization U.S. growth companies but may also invest in mid- and small-capitalization U.S. growth companies. Large-cap companies are generally regarded as those with a market capitalization of $10 billion or more.

Equity Portfolios

Under normal market conditions, the Fund will invest primarily in equity securities of companies traded in the United States that are considered to have growth characteristics and ETFs that track U.S. growth equity indices. Growth securities are generally regarded as those issued by companies expected to grow their sales and earnings at a significantly faster rate than the broader market average. In selecting the equity securities and ETFs in which the Fund invests, Nicholas Wealth, LLC (the “Sub-Adviser” or “Nicholas Wealth”) will typically focus on securities that exhibit sufficient liquidity to support the Fund’s options strategies.

Options Portfolio

In addition to its equity investments, the Fund will implement options strategies focused on generating net option premiums (i.e., option premiums received, less option premiums paid). These premiums are an important driver of the Fund’s cash distributions. On a recurring basis, the Adviser may use one or more options strategies to seek to generate net premiums, with the level of premiums influenced by market conditions such as volatility.

The options strategies most frequently used by the Fund include put spreads and/or call spreads on individual securities or ETFs held by the Fund in the Equity Portfolio or that provide similar exposure. These options may be standard listed options or FLEX options traded on a U.S. exchange. In addition to spreads, the Fund may utilize stand-alone (also known as single-leg) options, including short call options (i.e., selling a call on an underlying security not owned) or cash-secured puts (i.e., selling a put while holding cash sufficient to buy the underlying security at the strike price).

A put spread generally involves the purchase and sale of put options with different strike prices but the same expiration date, while a call spread involves the purchase and sale of call options with different strike prices but the same expiration date. These strategies are designed to provide defined risk and return characteristics and may be used to generate income, enhance returns, and/or provide partial downside protection.

The Fund’s options strategies are designed to seek regular generation of option premiums, which form the basis for the Fund’s cash distributions. However, there is no guarantee that the Fund will achieve or maintain any specific level of premiums or distributions.

Distributions paid by the Fund may include amounts classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than income or profits generated by the Fund. To the extent that distributions exceed the Fund’s total returns, such payments will reduce the Fund’s net asset value (“NAV”). Over time, a declining NAV will reduce the dollar amount of future distributions. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund’s use of options may vary based on market conditions, including volatility, interest rates, and the Adviser’s assessment of risk and return opportunities.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s investments in options contracts.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) equity securities that have growth characteristics and ETFs that track U.S. growth indices and (2) options on such securities. For purposes of the foregoing, the Fund defines equity securities having growth characteristics as those of companies that currently, or that the Sub-Adviser determines have the near-term potential to, generate substantial revenue growth and whose revenues and earnings are expected to increase at a significantly faster rate than that of the overall economy.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s strategy is expected to have a high annual portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) equity securities that have growth characteristics and ETFs that track U.S. growth indices and (2) options on such securities.
XFUNDS(TM) Value Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in a portfolio of U.S. equity securities that have value characteristics and/or exchange-traded funds (“ETFs”) that provide exposure to U.S. value equities (the “Equity Portfolio”), together with options strategies designed to generate income and manage risk (the “Options Portfolio”). The Fund will also hold cash or U.S. Treasuries as collateral to support the Fund’s derivatives transactions. The Fund expects to primarily invest in or gain exposure to equity securities of large-capitalization U.S. value companies but may also invest in mid- and small-capitalization U.S. value companies. Large-cap companies are generally regarded as those with a market capitalization of $10 billion or more.

Equity Portfolio

Under normal market conditions, the Fund will invest primarily in equity securities of companies traded in the United States that are considered to have value characteristics and ETFs that track U.S. value equity indices Value securities are generally regarded as those issued by well-established companies that are trading at prices below their true intrinsic value, and are typically acquired with the expectation that their market price will eventually rise to reflect the companies’ fundamental values. In selecting the equity securities and ETFs in which the Fund invests, Nicholas Wealth, LLC (the “Sub-Adviser” or “Nicholas Wealth”) will typically focus on securities that exhibit sufficient liquidity to support the Fund’s options strategies.

Options Portfolio

In addition to its equity investments, the Fund will implement options strategies focused on generating net option premiums (i.e., option premiums received, less option premiums paid). These premiums are an important driver of the Fund’s cash distributions. On a recurring basis, the Adviser may use one or more options strategies to seek to generate net premiums, with the level of premiums influenced by market conditions such as volatility.

The options strategies most frequently used by the Fund include put spreads and/or call spreads on individual securities or ETFs held by the Fund in the Equity Portfolio or that provide similar exposure. These options may be standard listed options or FLEX options traded on a U.S. exchange. In addition to spreads, the Fund may utilize stand-alone (also known as single-leg) options, including short call options (i.e., selling a call on an underlying security not owned) or cash-secured puts (i.e., selling a put while holding cash sufficient to buy the underlying security at the strike price).

A put spread generally involves the purchase and sale of put options with different strike prices but the same expiration date, while a call spread involves the purchase and sale of call options with different strike prices but the same expiration date.

The Fund’s options strategies are designed to seek regular generation of option premiums, which form the basis for the Fund’s cash distributions. However, there is no guarantee that the Fund will achieve or maintain any specific level of premiums or distributions.

Distributions paid by the Fund may include amounts classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than income or profits generated by the Fund. To the extent that distributions exceed the Fund’s total returns, such payments will reduce the Fund’s net asset value (“NAV”). Over time, a declining NAV will reduce the dollar amount of future distributions. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund’s use of options may vary based on market conditions, including volatility, interest rates, and the Adviser’s assessment of risk and return opportunities.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s investments in options contracts.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) equity securities that have value characteristics and ETFs that track U.S. value indices and (2) options on such securities. For purposes of the foregoing, the Fund defines equity securities having value characteristics as those of companies that are selling at prices below what the Sub-Adviser believes to be their fundamental value or intrinsic worth, and not necessarily because the company issuing the security is expected to experience significant earnings growth.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s strategy is expected to have a high annual portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) equity securities that have value characteristics and ETFs that track U.S. value indices and (2) options on such securities.
XFUNDS(TM) Technology Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in a portfolio of U.S. equity securities issued by information technology companies and/or exchange-traded funds (“ETFs”) that provide exposure to information technology companies (the “Equity Portfolio”), together with options strategies designed to generate income and manage risk (the “Options Portfolio”). The Fund will also hold cash or U.S. Treasuries as collateral to support the Fund’s derivatives transactions. The Fund expects to primarily invest in or gain exposure to equity securities of large-capitalization U.S. information technology companies but may also invest in mid- and small-capitalization U.S. information technology companies. Large-cap companies are generally regarded as those with a market capitalization of $10 billion or more.

Equity Portfolio

Under normal market conditions, the Fund will invest primarily in equity securities of information technology companies traded in the United States, and ETFs that track U.S. information technology companies. Information technology companies are generally regarded as those companies that develop, manufacture, or distribute technology, communications and Internet-related products and services, including computer hardware and software, communications hardware and software, semiconductors, business services, and media and Internet-related services. In selecting the equity securities and ETFs in which the Fund invests, Nicholas Wealth, LLC (the “Sub-Adviser” or “Nicholas Wealth”) will typically focus on securities that exhibit sufficient liquidity to support the Fund’s options strategies.

Options Portfolio

In addition to its equity investments, the Fund will implement options strategies focused on generating net option premiums (i.e., option premiums received, less option premiums paid). These premiums are an important driver of the Fund’s cash distributions. On a recurring basis, the Adviser may use one or more options strategies to seek to generate net premiums, with the level of premiums influenced by market conditions such as volatility.

The options strategies most frequently used by the Fund include put spreads and/or call spreads on individual securities or ETFs held by the Fund in the Equity Portfolio or that provide similar exposure. These options may be standard listed options or FLEX options traded on a U.S. exchange. In addition to spreads, the Fund may utilize stand-alone (also known as single-leg) options, including short call options (i.e., selling a call on an underlying security not owned) or cash-secured puts (i.e., selling a put while holding cash sufficient to buy the underlying security at the strike price).

A put spread generally involves the purchase and sale of put options with different strike prices but the same expiration date, while a call spread involves the purchase and sale of call options with different strike prices but the same expiration date.

The Fund’s options strategies are designed to seek regular generation of option premiums, which form the basis for the Fund’s cash distributions. However, there is no guarantee that the Fund will achieve or maintain any specific level of premiums or distributions.

Distributions paid by the Fund may include amounts classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than income or profits generated by the Fund. To the extent that distributions exceed the Fund’s total returns, such payments will reduce the Fund’s net asset value (“NAV”). Over time, a declining NAV will reduce the dollar amount of future distributions. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund’s use of options may vary based on market conditions, including volatility, interest rates, and the Adviser’s assessment of risk and return opportunities.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s investments in options contracts.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) equity securities of information technology companies and ETFs that track U.S. information technology company indices and (2) options on such securities. For purposes of the foregoing, the Fund defines information technology companies as those engaged in the development, manufacturing, or distribution of technology, communications and Internet-related products and services, including, computer hardware and software, communications hardware and software, semiconductors, business services, and media and Internet-related services.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s strategy is expected to have a high annual portfolio turnover rate. The Fund is also expected to have significant exposure to securities of issuers in the information technology sector and more than 25% of its assets will, in the aggregate, be invested or exposed to securities of companies in the industries or groups of related industries comprising the information technology sector.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (1) equity securities of information technology companies and ETFs that track U.S. information technology company indices and (2) options on such securities.